Calvert
VP SRI Balanced Portfolio
September 30, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 6.0%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$158	$ 166,166
Affirm Asset Securitization Trust:
Series 2020-A, Class A, 2.10%, 2/18/25(1)	377	378,993
Series 2021-A, Class A, 0.88%, 8/15/25(1)	115	115,271
Aligned Data Centers Issuer, LLC, Series 2021-1A, Class A2, 1.937%, 8/15/46(1)	522	525,538
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	77	78,346
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	681	682,687
Conn's Receivables Funding, LLC:
Series 2020-A, Class B, 4.27%, 6/16/25(1)	134	135,369
Series 2020-A, Class C, 4.20%, 6/16/25(1)	82	82,288
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	82	86,796
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	345	340,738
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	99,270
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	62	65,825
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	345	354,384
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	30	31,008
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	565	581,230
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	172	183,106
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	179	190,110
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	402	411,709
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	281	299,640
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	465	465,053
Series 2021-3, Class B, 0.76%, 2/26/29(1)	391	391,409
Marlette Funding Trust:
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	175	175,886
Series 2021-1A, Class A, 0.60%, 6/16/31(1)	66	66,051
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	245	266,946
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	633	656,402
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	68	69,471
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	68	71,470
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	125	123,070
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	148	147,474
Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loan Trust: (continued)
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	$249	$ 247,042
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	389	402,919
OneMain Financial Issuance Trust:
Series 2016-3A, Class A, 3.83%, 6/18/31(1)	173	174,505
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	259	259,249
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	100,309
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	361	361,541
Series 2021-B, Class C, 3.65%, 5/8/31(1)	100	100,567
Pagaya AI Debt Selection Trust:
Series 2020-3, Class B, 3.22%, 5/17/27(1)	125	127,613
Series 2021-2, 3.00%, 1/25/29(1)	602	606,547
Series 2021-3, Class A, 1.15%, 5/15/29(1)	1,279	1,279,775
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	253	253,380
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	490	492,013
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	275	280,263
SBA Tower Trust, Series 2013-2, Class C, 3.722%, 4/11/23(1)	660	662,299
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	160	163,871
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	181	188,428
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	933	978,398
Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26(1)	35	35,420
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	262	274,261
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	172	172,188
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	494	502,738
Series 2014-2, Class B, 5.44%, 7/20/44(1)	804	802,336
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	516	545,440
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	374	377,564
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,150	2,263,392
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	205,569
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	329	329,509
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	568	578,554
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	101	105,149

Calvert
VP SRI Balanced Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	$210	$ 223,876
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	302	301,911
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	265	265,480
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	179	191,378
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	367	389,437
Tesla Auto Lease Trust:
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	27	26,894
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	815	822,226
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	170	172,674
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	65	65,287
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	99	99,601
Theorem Funding Trust:
Series 2020-1A, Class B, 3.95%, 10/15/26(1)	184	187,917
Series 2021-1A, Class A, 1.21%, 12/15/27(1)	814	814,443
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	100	99,789
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	576	617,271
Upstart Securitization Trust, Series 2021-2, Class A, 0.91%, 6/20/31(1)	652	652,528
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	78	80,888
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	294	303,695
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	570	567,727
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	394	390,725
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	228	217,279
Total Asset-Backed Securities (identified cost $26,161,535)		$26,603,571

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2020-4A, Class M2A, 2.686%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	$93	$ 93,636
Series 2021-1A, Class M1A, 1.80%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	150	152,175
Series 2021-1A, Class M1B, 2.25%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	155	159,373
Series 2021-1A, Class M1C, 3.00%, (30-day average SOFR + 2.95%), 3/25/31(1)(2)	150	156,633
Series 2021-2A, Class M1A, 1.25%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	208	209,582
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.: (continued)
Series 2021-3A, Class A2, 1.05%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	$215	$ 216,318
Series 2021-3A, Class M1B, 1.45%, (30-day average SOFR + 1.40%), 9/25/31(1)(2)	170	170,841
Eagle Re, Ltd., Series 2021-1, Class M1A, 1.75%, (30-day average SOFR + 1.70%), 10/25/33(1)(2)	315	317,784
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.336%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	223	227,797
Series 2018-DNA1, Class M2, 1.886%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	257	259,631
Series 2018-DNA1, Class M2AT, 1.136%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	323	322,071
Series 2019-DNA2, Class M2, 2.536%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	67	68,517
Series 2019-DNA3, Class M2, 2.136%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	735	745,059
Series 2019-DNA4, Class M2, 2.036%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	124	124,273
Series 2020-DNA4, Class M2, 3.836%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	17	16,911
Series 2020-DNA5, Class M2, 2.85%, (30-day average SOFR + 2.80%), 10/25/50(1)(2)	121	122,949
Series 2020-DNA6, Class B1, 3.05%, (30-day average SOFR + 3.00%), 12/25/50(1)(2)	25	25,367
Series 2020-DNA6, Class M2, 2.05%, (30-day average SOFR + 2.00%), 12/25/50(1)(2)	280	282,672
Series 2021-DNA3, Class M1, 0.80%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	240	240,600
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.336%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	162	168,810
Series 2014-C02, Class 2M2, 2.686%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	72	73,281
Series 2014-C03, Class 2M2, 2.986%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	107	109,462
Series 2014-C04, Class 1M2, 4.986%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	272	283,090
Series 2017-C06, Class 1M2, 2.736%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	232	236,011
Series 2018-C06, Class 1M2, 2.086%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	23	22,788
Series 2018-R07, Class 1M2, 2.486%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	144	144,987
Series 2019-R02, Class 1M2, 2.386%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	12	12,587
Series 2019-R05, Class 1M2, 2.086%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	19	18,951
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274	294,231
FMC GMSR Issuer Trust, Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(3)	100	100,006

Calvert
VP SRI Balanced Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Home Re, Ltd.:
Series 2021-1, Class M1B, 1.636%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	$265	$ 264,278
Series 2021-1, Class M2, 2.936%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	150	150,750
Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.686%, (1 mo. USD LIBOR + 3.60%), 10/25/30(1)(2)	160	163,360
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	250	251,399
Total Collateralized Mortgage Obligations (identified cost $6,144,890)		$ 6,206,180

Commercial Mortgage-Backed Securities — 4.0%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	$695	$ 686,987
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	325	313,277
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	485	415,682
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.004%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	614	615,933
Series 2019-XL, Class B, 1.164%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	292	292,108
Series 2021-VOLT, Class B, 1.034%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	666	667,510
Series 2021-VOLT, Class C, 1.184%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	204	204,386
Series 2021-VOLT, Class D, 1.734%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	702	704,265
CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class D, 2.346%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	235	228,969
Extended Stay America Trust:
Series 2021-ESH, Class A, 1.164%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	119	119,926
Series 2021-ESH, Class C, 1.784%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(2)	497	501,843
Series 2021-ESH, Class D, 2.334%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(2)	136	137,725
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	1,440	1,525,944
Series KG03, Class A2, 1.297%, 6/25/30(3)	305	297,746
Series KSG1, Class A2, 1.503%, 9/25/30	278	275,671
Series KW06, Class A2, 3.80%, 6/25/28(3)	530	604,218
Series W5FX, Class AFX, 3.336%, 4/25/28(3)	192	211,776
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.023%, 9/25/27(3)	597	648,111
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2018-M4, Class A2, 3.161%, 3/25/28(3)	$1,035	$ 1,132,368
Series 2018-M13, Class A2, 3.818%, 9/25/30(3)	1,680	1,949,406
Series 2019-M1, Class A2, 3.673%, 9/25/28(3)	458	519,233
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	1,020,195
Series 2020-M20, Class A2, 1.435%, 10/25/29	605	597,145
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.336%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	55	55,634
Series 2020-01, Class M10, 3.836%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	395	410,787
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.234%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	588	589,773
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	91,350
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(3)	100	17,850
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.784%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(5)	685	685,217
Series 2017-CLS, Class F, 2.684%, (1 mo. USD LIBOR + 2.60%), 11/15/34(1)(2)(5)	169	169,218
Series 2019-BPR, Class A, 1.484%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	539	534,601
Series 2019-BPR, Class B, 2.184%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(5)	187	177,596
Series 2019-BPR, Class C, 3.134%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(5)	100	90,174
Motel Trust:
Series 2021-MTL6, Class A, 0.984%, (1 mo. USD LIBOR + 0.90%), 9/15/38(1)(2)	207	207,382
Series 2021-MTL6, Class B, 1.284%, (1 mo. USD LIBOR + 1.20%), 9/15/38(1)(2)	150	150,394
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	618	640,296
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(3)	450	409,278
Total Commercial Mortgage-Backed Securities (identified cost $17,635,939)		$17,899,974

Common Stocks — 61.4%

Security	Shares	Value
Auto Components — 1.1%
Aptiv PLC(6)	32,800	$ 4,886,216
		$ 4,886,216
Banks — 3.2%
PNC Financial Services Group, Inc. (The)	33,200	$ 6,495,248

Calvert
VP SRI Balanced Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Wells Fargo & Co.	164,800	$ 7,648,368
		$ 14,143,616
Beverages — 2.3%
Coca-Cola Co. (The)	94,800	$ 4,974,156
Coca-Cola Europacific Partners PLC	96,100	5,313,369
		$ 10,287,525
Biotechnology — 2.4%
AbbVie, Inc.	64,000	$ 6,903,680
Neurocrine Biosciences, Inc.(6)	38,300	3,673,353
		$10,577,033
Building Products — 0.6%
AZEK Co., Inc. (The)(6)	72,700	$2,655,731
		$2,655,731
Capital Markets — 4.6%
Goldman Sachs Group, Inc. (The)	9,200	$3,477,876
Intercontinental Exchange, Inc.	40,100	4,604,282
S&P Global, Inc.	15,100	6,415,839
Tradeweb Markets, Inc., Class A	71,803	5,800,246
		$20,298,243
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	22,716	$3,392,862
		$3,392,862
Containers & Packaging — 0.7%
AptarGroup, Inc.	26,600	$3,174,710
		$3,174,710
Electric Utilities — 0.9%
NextEra Energy, Inc.	53,700	$4,216,524
		$4,216,524
Electrical Equipment — 0.8%
AMETEK, Inc.	26,900	$3,335,869
		$3,335,869
Electronic Equipment, Instruments & Components — 0.8%
TE Connectivity, Ltd.	25,100	$3,444,222
		$3,444,222
Security	Shares	Value
Energy Equipment & Services — 1.4%
Baker Hughes Co.	253,100	$ 6,259,163
		$ 6,259,163
Entertainment — 0.9%
Walt Disney Co. (The)(6)	24,300	$ 4,110,831
		$ 4,110,831
Equity Real Estate Investment Trusts (REITs) — 1.5%
EastGroup Properties, Inc.	12,989	$ 2,164,357
Lamar Advertising Co., Class A	40,700	4,617,415
		$6,781,772
Food & Staples Retailing — 1.3%
Sysco Corp.	73,300	$5,754,050
		$5,754,050
Health Care Equipment & Supplies — 2.8%
Boston Scientific Corp.(6)	128,400	$5,571,276
Danaher Corp.	23,100	7,032,564
		$12,603,840
Health Care Providers & Services — 1.2%
Anthem, Inc.	13,800	$5,144,640
		$5,144,640
Hotels, Restaurants & Leisure — 1.0%
Marriott International, Inc., Class A(6)	30,300	$4,487,127
		$4,487,127
Independent Power and Renewable Electricity Producers — 0.0%(7)
NextEra Energy Partners, L.P.	667	$50,265
		$50,265
Interactive Media & Services — 4.8%
Alphabet, Inc., Class C(6)	5,990	$15,965,207
Match Group, Inc.(6)	33,572	5,270,468
		$21,235,675
Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.(6)	5,029	$16,520,466
		$16,520,466
IT Services — 4.3%
Automatic Data Processing, Inc.	22,400	$4,478,208
PayPal Holdings, Inc.(6)	27,100	7,051,691

Calvert
VP SRI Balanced Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Visa, Inc., Class A	33,600	$ 7,484,400
		$ 19,014,299
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	11,118	$ 6,352,047
		$ 6,352,047
Machinery — 0.8%
Stanley Black & Decker, Inc.	19,200	$ 3,365,952
		$ 3,365,952
Pharmaceuticals — 0.7%
Zoetis, Inc.	16,100	$3,125,654
		$3,125,654
Professional Services — 1.5%
Booz Allen Hamilton Holding Corp.	40,600	$3,221,610
Clarivate PLC(6)	151,800	3,324,420
		$6,546,030
Road & Rail — 0.9%
Union Pacific Corp.	20,900	$4,096,609
		$4,096,609
Semiconductors & Semiconductor Equipment — 3.1%
Analog Devices, Inc.	32,800	$5,493,344
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	32,600	3,639,790
Texas Instruments, Inc.	23,051	4,430,633
		$13,563,767
Software — 6.0%
Bill.com Holdings, Inc.(6)	11,000	$2,936,450
Intuit, Inc.	7,452	4,020,428
Microsoft Corp.	70,093	19,760,619
		$26,717,497
Specialty Retail — 1.0%
TJX Cos., Inc. (The)	67,800	$4,473,444
		$4,473,444
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	106,988	$15,138,802
		$15,138,802
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.(6)	6,800	$ 2,449,360
		$ 2,449,360
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc.(6)	31,030	$ 3,964,393
		$ 3,964,393
Total Common Stocks (identified cost $182,387,449)		$272,168,234

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(7)
Becton Dickinson and Co., Series B, 6.00%(8)	800	$ 43,184
Total Convertible Preferred Stocks (identified cost $44,095)		$ 43,184

Corporate Bonds — 16.4%

Security	Principal Amount (000's omitted)	Value
Communications — 1.4%
AT&T, Inc.:
2.30%, 6/1/27	$1	$ 1,036
3.10%, 2/1/43	40	38,420
3.50%, 9/15/53	44	43,634
3.65%, 6/1/51	896	914,878
3.65%, 9/15/59	53	52,958
3.80%, 12/1/57	266	272,304
4.90%, 6/15/42	300	361,416
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	84	87,792
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,080	1,214,152
Comcast Corp.:
2.45%, 8/15/52(8)	481	425,309
2.937%, 11/1/56(1)	98	92,747
Crown Castle Towers, LLC, 3.663%, 5/15/25(1)	250	263,241
Discovery Communications, LLC, 5.20%, 9/20/47(8)	326	406,901
NBCUniversal Media, LLC, 4.45%, 1/15/43	123	148,527
Nokia Oyj:
4.375%, 6/12/27	229	251,614
6.625%, 5/15/39	395	539,914
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	185	211,976
SES S.A., 5.30%, 4/4/43(1)	109	124,858

Calvert
VP SRI Balanced Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Communications (continued)
T-Mobile USA, Inc.:
2.25%, 2/15/26(8)	$23	$ 23,287
2.25%, 11/15/31	64	62,810
2.55%, 2/15/31	147	147,620
2.625%, 4/15/26	390	399,262
4.50%, 4/15/50	280	326,973
		$ 6,411,629
Consumer, Cyclical — 1.2%
7-Eleven, Inc., 0.80%, 2/10/24(1)	$338	$337,952
American Airlines Pass-Through Trust:
4.40%, 9/22/23	100	98,168
5.25%, 1/15/24	156	154,388
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	326	343,115
5.75%, 4/20/29(1)	21	22,654
Aptiv PLC, 5.40%, 3/15/49	58	79,281
Delta Air Lines, Inc., 3.625%, 3/15/22	299	301,668
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	389	433,975
Ford Motor Credit Co., LLC:
0.999%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	313	313,002
1.198%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	250	249,276
2.979%, 8/3/22	1,070	1,083,011
3.087%, 1/9/23	200	203,190
4.14%, 2/15/23	200	205,290
Hyatt Hotels Corp.:
1.30%, 10/1/23(9)	149	149,219
1.80%, 10/1/24(9)	80	80,181
Macy's Retail Holdings, LLC:
2.875%, 2/15/23	252	256,095
3.625%, 6/1/24	39	40,335
4.30%, 2/15/43(8)	30	26,157
MDC Holdings, Inc., 2.50%, 1/15/31	61	59,525
Nordstrom, Inc.:
4.25%, 8/1/31(8)	218	221,042
4.375%, 4/1/30(8)	268	274,323
5.00%, 1/15/44	371	364,396
		$5,296,243
Consumer, Non-cyclical — 1.5%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$200	$212,616
4.25%, 11/1/29(1)	384	421,917
Avon Products, Inc., 8.45%, 3/15/43	33	41,917
Block Financial, LLC, 3.875%, 8/15/30	461	501,675
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Centene Corp.:
2.50%, 3/1/31	$442	$ 436,475
3.375%, 2/15/30	199	206,274
4.25%, 12/15/27	257	269,310
4.625%, 12/15/29	36	39,278
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	221	219,522
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	255	241,772
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	285	301,140
CVS Health Corp., 3.00%, 8/15/26	415	445,831
CVS Pass-Through Trust, 6.036%, 12/10/28	334	389,668
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	678	605,455
Ford Foundation (The), 2.415%, 6/1/50(8)	435	415,275
Kraft Heinz Foods Co., 4.375%, 6/1/46	619	705,572
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	288	291,888
Royalty Pharma PLC, 3.35%, 9/2/51	431	409,142
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	323	314,343
3.00%, 10/15/30(1)	77	77,595
5.20%, 4/1/29(1)	45	51,720
		$6,598,385
Energy — 0.4%
NuStar Logistics, L.P.:
5.75%, 10/1/25	$46	$49,623
6.00%, 6/1/26	348	376,487
6.375%, 10/1/30	137	150,871
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	486	509,085
5.00%, 1/31/28(1)	743	798,725
		$1,884,791
Financial — 6.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$291	$310,133
4.625%, 10/15/27(8)	150	167,379
6.50%, 7/15/25	175	202,988
Affiliated Managers Group, Inc., 3.30%, 6/15/30	401	429,396
Agree, L.P., 2.00%, 6/15/28	122	121,067
Air Lease Corp., 2.875%, 1/15/26	355	371,111
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	405	415,331
American Assets Trust, L.P., 3.375%, 2/1/31	84	87,120
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	335	329,515
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(10)	458	476,275
Banco Santander S.A., 1.722% to 9/14/26, 9/14/27(10)	400	398,355

Calvert
VP SRI Balanced Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Bank of America Corp.:
0.981% to 9/25/24, 9/25/25(10)	$445	$ 445,968
1.734% to 7/22/26, 7/22/27(10)	830	833,966
1.898% to 7/23/30, 7/23/31(10)	472	455,439
1.922% to 10/24/30, 10/24/31(10)	533	513,138
2.087% to 6/14/28, 6/14/29(10)	284	283,719
2.299% to 7/21/31, 7/21/32(10)	500	493,203
2.456% to 10/22/24, 10/22/25(10)	1,164	1,216,200
Bank of Montreal, 2.05%, 11/1/22	699	712,526
Bank of Nova Scotia (The), 2.375%, 1/18/23	478	490,964
BankUnited, Inc., 5.125%, 6/11/30	157	181,557
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	262	263,755
5.125% to 1/18/28, 1/18/33(1)(10)	500	521,947
Boston Properties, L.P., 2.45%, 10/1/33	750	730,475
Broadstone Net Lease, LLC, 2.60%, 9/15/31	24	23,734
Capital One Financial Corp.:
3.30%, 10/30/24	209	224,301
3.75%, 7/28/26	122	134,003
4.20%, 10/29/25	190	210,682
CI Financial Corp.:
3.20%, 12/17/30	477	495,546
4.10%, 6/15/51(8)	269	289,714
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(10)	630	632,535
1.185%, (3 mo. USD LIBOR + 1.07%), 12/8/21(2)(8)	150	150,158
1.678% to 5/15/23, 5/15/24(10)	618	630,214
2.666% to 1/29/30, 1/29/31(10)	443	453,923
3.106% to 4/8/25, 4/8/26(10)	494	524,676
3.887% to 1/10/27, 1/10/28(10)	967	1,069,318
4.00% to 12/10/25(10)(11)	310	321,997
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(10)	206	218,591
Digital Realty Trust, L.P., 4.75%, 10/1/25	218	245,589
Discover Bank, 4.682% to 8/9/23, 8/9/28(10)	270	287,313
Discover Financial Services, 3.95%, 11/6/24	90	97,526
Enact Holdings, Inc., 6.50%, 8/15/25(1)	191	208,767
EPR Properties, 3.75%, 8/15/29	457	471,474
Extra Space Storage, L.P., 2.55%, 6/1/31	293	293,980
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	559	568,084
6.00%, 4/15/25(1)	283	296,089
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	449	455,982
5.00%, 7/15/28(1)	126	131,487
Security	Principal Amount (000's omitted)	Value
Financial (continued)
JPMorgan Chase & Co.:
0.63%, (SOFR + 0.58%), 3/16/24(2)	$69	$ 69,266
1.47% to 9/22/26, 9/22/27(10)	507	503,962
2.522% to 4/22/30, 4/22/31(10)	530	541,015
2.739% to 10/15/29, 10/15/30(10)	185	191,683
2.956% to 5/13/30, 5/13/31(10)	361	375,779
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	301	324,096
Liberty Mutual Group, Inc., 4.125% to 12/15/26, 12/15/51(1)(10)	198	203,596
Life Storage, L.P., 2.40%, 10/15/31(9)	382	378,613
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(10)	356	369,483
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(10)	673	666,914
3.624%, 6/3/30(1)	255	267,870
National Australia Bank, Ltd., 3.625%, 6/20/23	275	290,452
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(10)	301	300,474
Newmark Group, Inc., 6.125%, 11/15/23	134	145,156
OneMain Finance Corp., 3.50%, 1/15/27	335	335,569
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	1,288	1,350,032
Radian Group, Inc.:
4.875%, 3/15/27	526	574,300
6.625%, 3/15/25	37	41,348
Sabra Health Care, L.P., 3.20%, 12/1/31	56	54,914
SITE Centers Corp., 3.625%, 2/1/25	259	274,602
Societe Generale S.A., 4.75% to 5/26/26(1)(8)(10)(11)	200	204,876
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(10)	200	200,393
1.456% to 1/14/26, 1/14/27(1)(10)	226	222,616
Stifel Financial Corp., 4.00%, 5/15/30	266	296,797
Sun Communities Operating, L.P.:
2.30%, 11/1/28(9)	141	141,349
2.70%, 7/15/31(8)	112	113,293
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(10)	529	531,379
4.00% to 10/29/25, 10/29/30(10)	250	262,023
Synovus Financial Corp.:
3.125%, 11/1/22	156	159,567
5.90% to 2/7/24, 2/7/29(10)	35	37,740
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	240	249,833
Truist Financial Corp.:
1.267% to 3/2/26, 3/2/27(10)	280	279,135
5.10% to 3/1/30(8)(10)(11)	409	471,168
UBS AG, 1.25%, 6/1/26(1)	331	329,490
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(10)	359	349,505

Calvert
VP SRI Balanced Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
UBS Group AG: (continued)
4.375% to 2/10/31(1)(10)(11)	$219	$ 221,781
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(10)	200	220,830
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(10)	220	215,577
		$ 30,653,686
Government - Multinational — 1.7%
Asian Development Bank, 3.125%, 9/26/28	$540	$ 606,596
European Bank for Reconstruction & Development, 1.50%, 2/13/25	475	488,114
European Investment Bank:
1.625%, 5/13/31(8)	925	931,839
2.375%, 5/24/27	1,026	1,096,718
2.875%, 6/13/25(1)	1,892	2,040,662
Inter-American Development Bank, 0.875%, 4/3/25	377	379,143
International Bank for Reconstruction & Development:
0.18%, (SOFR + 0.13%), 1/13/23(2)	621	621,485
3.125%, 11/20/25	1,200	1,314,192
		$7,478,749
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$720	$717,163
		$717,163
Industrial — 1.0%
FedEx Corp., 4.55%, 4/1/46	$290	$343,430
Flowserve Corp., 3.50%, 10/1/30	194	202,805
Hexcel Corp.:
4.20%, 2/15/27	226	247,084
4.95%, 8/15/25	21	23,276
Imola Merger Corp., 4.75%, 5/15/29(1)	49	50,753
Jabil, Inc.:
3.00%, 1/15/31(8)	709	728,000
3.60%, 1/15/30	493	534,982
nVent Finance S.a.r.l., 4.55%, 4/15/28	730	801,793
Owens Corning, 3.95%, 8/15/29	719	803,471
Valmont Industries, Inc.:
5.00%, 10/1/44	55	67,898
5.25%, 10/1/54	340	425,604
		$4,229,096
Other Revenue — 0.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$675	$699,543
		$699,543
Security	Principal Amount (000's omitted)	Value
Technology — 0.5%
DXC Technology Co., 2.375%, 9/15/28	$339	$ 335,189
Seagate HDD Cayman:
3.375%, 7/15/31(1)	435	424,669
4.091%, 6/1/29	354	372,307
4.875%, 3/1/24	122	131,607
5.75%, 12/1/34(8)	180	210,825
Western Digital Corp., 4.75%, 2/15/26(8)	565	626,455
		$ 2,101,052
Utilities — 1.4%
AES Corp. (The), 2.45%, 1/15/31	$675	$666,607
American Water Capital Corp.:
2.30%, 6/1/31	640	647,280
2.95%, 9/1/27	370	398,474
Avangrid, Inc.:
3.15%, 12/1/24	292	311,396
3.80%, 6/1/29	590	657,408
Clearway Energy Operating, LLC:
3.75%, 1/15/32(1)(9)	176	176,220
5.00%, 9/15/26	380	390,232
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	171	187,312
Enel Finance International NV:
1.375%, 7/12/26(1)	209	207,910
2.65%, 9/10/24(1)	530	555,510
MidAmerican Energy Co.:
3.15%, 4/15/50	215	225,638
4.25%, 7/15/49	300	371,173
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	371	371,467
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	34	35,994
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	233	226,556
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	664	693,050
Public Service Co. of Colorado, 3.70%, 6/15/28	277	308,855
		$6,431,082
Total Corporate Bonds (identified cost $70,548,177)		$72,501,419

Preferred Stocks — 0.4%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(7)
AGNC Investment Corp., Series F, 6.125% to 4/15/25(10)	3,940	$ 99,446
		$ 99,446

Calvert
VP SRI Balanced Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(10)	9,964	$ 211,934
		$ 211,934
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	13,670	$ 320,835
Series A2, 6.375%	12,000	302,880
		$ 623,715
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.:
5.50%(8)	23,600	$623,984
6.25%	2,200	59,620
		$683,604
Total Preferred Stocks (identified cost $1,604,541)		$1,618,699

Senior Floating-Rate Loans — 0.9%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$292	$ 289,727
		$ 289,727
Drugs — 0.1%
PPD, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 1/13/28	$423	$ 422,690
		$ 422,690
Electronics/Electrical — 0.2%
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$206	$ 206,293
Informatica, LLC, Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 2/25/27	299	298,604
MA FinanceCo., LLC, Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/21/24	18	17,976
Seattle Spinco, Inc., Term Loan, 2.834%, (1 mo. USD LIBOR + 2.75%), 6/21/24	122	121,395
SS&C European Holdings S.a.r.l., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 4/16/25	31	30,414
SS&C Technologies, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 4/16/25	41	40,164
Ultimate Software Group, Inc. (The), Term Loan, 3.834%, (1 mo. USD LIBOR + 3.75%), 5/4/26	247	248,341
		$963,187
Borrower/Description	Principal Amount (000's omitted)	Value
Equipment Leasing — 0.0%(7)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$147	$ 146,840
		$ 146,840
Health Care — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(13)	$308	$ 307,294
Ortho-Clinical Diagnostics S.A., Term Loan, 6/30/25(14)	200	200,038
		$ 507,332
Insurance — 0.1%
Asurion, LLC:
Term Loan, 3.209%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$103	$102,444
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.25%), 12/23/26	59	58,737
USI, Inc., Term Loan, 3.132%, (3 mo. USD LIBOR + 3.00%), 5/16/24	227	225,425
		$386,606
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.084%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$68	$67,618
Delta 2 (LUX) S.a.r.l., Term Loan, 2/1/24(14)	300	299,718
		$367,336
Telecommunications — 0.2%
CenturyLink, Inc., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$322	$318,843
Level 3 Financing, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 3/1/27	74	73,410
Ziggo Financing Partnership, Term Loan, 2.584%, (1 mo. USD LIBOR + 2.50%), 4/30/28	325	322,766
		$715,019
Total Senior Floating-Rate Loans (identified cost $3,801,020)		$3,798,737

Calvert
VP SRI Balanced Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30(8)	$235	$ 220,269
2.00%, 9/29/22	1,048	1,067,385
Nederlandse Waterschapsbank NV, 2.125%, 11/15/21(1)	230	230,531
Total Sovereign Government Bonds (identified cost $1,531,669)		$ 1,518,185

Taxable Municipal Obligations — 1.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(15)	$450	$ 595,971
Massachusetts, Green Bonds, 3.277%, 6/1/46	435	481,541
New York City, NY, 5.206%, 10/1/31(15)	470	567,323
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	317,715
		$ 1,962,550
Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$405	$ 426,590
2.484%, 6/1/27	290	306,753
2.534%, 6/1/28	360	380,596
2.584%, 6/1/29	200	211,434
2.984%, 6/1/33	220	234,331
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(15)	300	363,135
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(15)	600	763,056
		$2,685,895
Water and Sewer — 0.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$185,852
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	170	173,155
2.184%, 9/1/31	140	142,582
2.264%, 9/1/32	125	127,175
2.344%, 9/1/33	135	137,619
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	142,508
Green Bonds, 1.701%, 5/1/31	130	128,298
Green Bonds, 1.951%, 5/1/34	75	74,171
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	$1,440	$ 1,540,109
		$ 2,651,469
Total Taxable Municipal Obligations (identified cost $6,777,927)		$ 7,299,914

U.S. Government Agencies and Instrumentalities — 0.5%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$137	$ 139,728
2.618%, 8/1/23	69	71,748
2.668%, 8/1/24	240	252,702
2.738%, 8/1/25	240	256,758
3.435%, 8/1/34	220	243,177
3.485%, 8/1/35	125	140,594
3.585%, 8/1/37	225	254,494
U.S. International Development Finance Corp.:
3.22%, 9/15/29	366	399,033
3.52%, 9/20/32	346	388,349
Total U.S. Government Agencies and Instrumentalities (identified cost $2,021,125)		$2,146,583

U.S. Government Agency Mortgage-Backed Securities — 4.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$146	$ 155,385
Federal National Mortgage Association:
2.00%, 30-Year, TBA(16)	332	332,903
2.50%, 30-Year, TBA(16)	6,645	6,852,916
3.00%, 30-Year, TBA(16)	7,150	7,483,754
Pool #AN1879, 2.65%, 6/1/26	317	336,215
Pool #AN1909, 2.68%, 7/1/26	349	370,387
Pool #BM3990, 4.00%, 3/1/48	381	410,268
Pool #FM1867, 3.00%, 11/1/49	369	385,677
Pool #FM6803, 2.00%, 4/1/51	270	273,673
Pool #MA3149, 4.00%, 10/1/47	447	482,881
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	360	374,210

Calvert
VP SRI Balanced Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II: (continued)
Pool #CB8629, 2.50%, 4/20/51	$498	$ 519,431
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $17,965,564)		$ 17,977,700

U.S. Treasury Obligations — 4.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$99	$ 85,225
1.375%, 8/15/50	497	419,538
1.875%, 2/15/41	481	470,666
1.875%, 2/15/51	82	78,220
2.25%, 5/15/41	5,598	5,823,003
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(17)	728	833,479
U.S. Treasury Notes:
0.125%, 6/30/22	130	130,045
0.125%, 7/31/22	130	130,036
0.125%, 8/31/22	130	130,036
0.125%, 9/30/22	1,013	1,013,367
0.125%, 10/31/22	132	132,041
0.25%, 5/15/24	247	246,032
0.25%, 6/30/25	89	87,436
0.375%, 3/31/22	129	129,205
0.375%, 12/31/25	126	123,392
0.375%, 1/31/26	379	371,044
0.625%, 7/31/26	1,630	1,604,022
0.75%, 4/30/26	1,691	1,678,317
0.75%, 5/31/26	300	297,504
0.875%, 11/15/30	52	49,360
1.125%, 2/29/28(8)	1,356	1,347,790
1.125%, 8/31/28	113	111,685
1.25%, 3/31/28	581	581,159
1.25%, 4/30/28	1,117	1,116,476
1.25%, 6/30/28	717	715,572
1.625%, 12/31/21	128	128,501
1.625%, 5/15/31	108	109,282
Total U.S. Treasury Obligations (identified cost $17,972,519)		$17,942,433

Short-Term Investments — 2.4%
Affiliated Fund — 1.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.04%(18)	6,486,115	$ 6,486,763
Total Affiliated Fund (identified cost $6,486,163)		$ 6,486,763
Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(19)	3,892,443	$ 3,892,443
Total Securities Lending Collateral (identified cost $3,892,443)		$ 3,892,443
Total Short-Term Investments (identified cost $10,378,606)		$ 10,379,206
Total Investments — 103.4% (identified cost $364,975,056)		$458,104,019
Other Assets, Less Liabilities — (3.4)%		$(14,958,502)
Net Assets — 100.0%		$443,145,517

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $56,256,483 or 12.7% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2021.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2021.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2021.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(6)	Non-income producing security.
(7)	Amount is less than 0.05%.
(8)	All or a portion of this security was on loan at September 30, 2021. The aggregate market value of securities on loan at September 30, 2021 was $5,421,926 and the total market value of the collateral received by the Fund was $5,560,640, comprised of cash of $3,892,443 and U.S. government and/or agencies securities of $1,668,197.
(9)	When-issued security.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

Calvert
VP SRI Balanced Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	The stated interest rate represents the weighted average interest rate at September 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(14)	This Senior Loan will settle after September 30, 2021, at which time the interest rate will be determined.
(15)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(16)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(17)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(18)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.
(19)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	39	Long	12/31/21	$8,582,133	$(2,479)
U.S. 5-Year Treasury Note	28	Long	12/31/21	3,436,781	(18,548)
U.S. 10-Year Treasury Note	41	Long	12/21/21	5,395,984	(58,692)
U.S. Ultra-Long Treasury Bond	28	Long	12/21/21	5,349,750	(201,143)
U.S. Long Treasury Bond	(2)	Short	12/21/21	(318,437)	6,324
U.S. Ultra 10-Year Treasury Note	(160)	Short	12/21/21	(23,240,000)	337,704
U.S. Ultra-Long Treasury Bond	(6)	Short	12/21/21	(1,146,375)	29,239
					$92,405

Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
During the fiscal year to date ended September 30, 2021, the Fund used futures contracts and options thereon to hedge against fluctuations in interest rates and to manage overall duration.
At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
VP SRI Balanced Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At September 30, 2021, the value of the Fund's investment in affiliated issuers and funds was $8,143,569, which represents 1.8% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.784%, (1 mo. USD LIBOR +0.70%), 11/15/34(1)	$ —	$ 140,109	$ —	$ —	$ (589)	$ 685,217	$ 2,829	$ 685,000
Series 2017-CLS, Class F, 2.684%, (1 mo. USD LIBOR +2.60%), 11/15/34(1)	—	169,317	—	—	(98)	169,218	138	169,000
Series 2019-BPR, Class A, 1.484%, (1 mo. USD LIBOR +1.40%), 5/15/36(1)	—	—	—	—	10,270	534,601	4,825	539,000
Series 2019-BPR, Class B, 2.184%, (1 mo. USD LIBOR +2.10%), 5/15/36(1)	—	—	—	—	4,564	177,596	2,536	187,000
Series 2019-BPR, Class C, 3.134%, (1 mo. USD LIBOR +3.05%), 5/15/36(1)	—	—	—	—	4,477	90,174	1,876	100,000
Corporate Bonds
Morgan Stanley, 0.71%, (SOFR + 0.70%), 1/20/23(1)	—	—	(716,112)	2,112	(3,384)	—	323	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	7,856,807	104,353,194	(105,722,942)	(939)	643	6,486,763	4,819	6,486,115
Totals				$1,173	$15,883	$8,143,569	$17,346

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$26,603,571	$ —	$26,603,571
Collateralized Mortgage Obligations	—	6,206,180	—	6,206,180
Commercial Mortgage-Backed Securities	—	17,899,974	—	17,899,974
Common Stocks	272,168,234(1)	—	—	272,168,234
Convertible Preferred Stocks	43,184	—	—	43,184
Corporate Bonds	—	72,501,419	—	72,501,419
Preferred Stocks	1,618,699	—	—	1,618,699
Senior Floating-Rate Loans	—	3,798,737	—	3,798,737
Sovereign Government Bonds	—	1,518,185	—	1,518,185
Taxable Municipal Obligations	—	7,299,914	—	7,299,914
U.S. Government Agencies and Instrumentalities	—	2,146,583	—	2,146,583
U.S. Government Agency Mortgage-Backed Securities	—	17,977,700	—	17,977,700
U.S. Treasury Obligations	—	17,942,433	—	17,942,433

Calvert
VP SRI Balanced Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Affiliated Fund	$ —	$6,486,763	$ —	$6,486,763
Securities Lending Collateral	3,892,443	—	—	3,892,443
Total Investments	$277,722,560	$180,381,459	$ —	$458,104,019
Futures Contracts	$373,267	$ —	$ —	$373,267
Total	$278,095,827	$180,381,459	$ —	$458,477,286
Liability Description
Futures Contracts	$(280,862)	$ —	$ —	$(280,862)
Total	$(280,862)	$ —	$ —	$(280,862)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.